Schedule of Net Deferred Tax Assets (Liabilities) (Details) - Globallink Investment Inc [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Startup Costs	$ 362,533	$ 162,545
Accrued interest on investments held in Trust Account		(79,358)
Total deferred tax assets	362,533	83,187
Valuation allowance	(362,533)	(162,545)
Deferred tax asset (liabilities), net of allowance		$ (79,358)